Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Revenues
Deferred revenue-current portion	$ 1,597		$ 2,106
Deferred revenue-noncurrent portion	484		133
Total deferred revenue	2,081	$ 2,200	2,239
Estimated deferred revenue
Not later than 1 year	1,597		2,106
Between 1 to 2 years	211		133
Between 2 to 3 years	205
Between 3 to 4 years	68
Total deferred revenue	2,081	$ 2,200	2,239
Revenue recognized	900
Oncology/Immunology segment
Revenues
Deferred revenue-current portion	1,450		1,753
Deferred revenue-noncurrent portion	484		133
Other Ventures segment
Revenues
Deferred revenue-current portion	$ 147		$ 353